Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes at Statutory Rates	The reconciliation of income taxes at statutory rates is as follows:
	2023		2022	2021

Loss for the year		$(12,931,794)	$(15,299,251)	$(23,625,542)

Expected income tax (recovery)		(3,387,159)	(3,085,891)	(6,379,000)
Change in statutory, foreign tax, foreign exchange rates and other		(181,113)	825,208	560,000
Permanent differences		1,419,000	863,183	1,098,000
Share issuance cost			-	-
Impact of warrants +convertible debenture		980,080	(3,154,750)	(24,000)
Prior year adjustment		(59,487)	(147,786)	(12,000)
Expiry of non-capital losses		-	-	-
Change in unrecognized deductible		1,228,679	4,700,036	4,757,000
Total income tax expense (recovery)	$		$-	$-

Current income tax		$-	$-	$-
Deferred income tax		-	-	-
Total		$-	$-	$-

Schedule of Deferred Tax Assets and Liabilities	The significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31, 2023	December 31, 2022	December 31, 2021

Deferred tax assets (liabilities)
ROU assets and lease liabilities	$(6,000)	$(11,000)	$(21,000)
Intangible assets	(135,000)	(132,000)	(527,000)
Convertible debenture	-	-	(717,000)
Warrant liability	(42,000)	(820,000)	-
Non-capital losses	183,000	963,000	1,265,000
Net deferred tax liability	$-	$-	$-

Schedule of Temporary Differences Unused Tax Credits and Unused Tax Losses	The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:
	2023	Expiry date	2022	Expiry date	2021	Expiry date

Receivables	$-	None	$-	None	$775,000	None
Property, plant and equipment and intangibles	3,210,000	None	2,522,000	None	3,284,000	None
Financing cost	3,480,000	2042 to 2046	4,262,000	2041 to 2045	5,106,000	2040 to 2044
Inventory	800,000	None	1,614,000	None	1,989,000	None
Allowance for doubtful accounts	-	None	-	None	715,000	None
Warrant liability	156,000	None	3,036,000	None	2,177,000	None
Allowable capital losses	38,000	None	37,000	None	39,000	None
Non-capital losses available for future periods	-
- Canada	49,918,000	2026-2043	38,258,000	2026 to 2042	25,285,000	2026 to 2041
- Israel	27,339,000	None	23,600,000	None	18,117,000	None
- United States	-	None	-	None	35,000	None
Total non-capital losses	$77,257,000		$61,858,000		$43,437,000